9. RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transactions Details
Loans to directors and officers as a group, beginning	$ 5,543
Disbursements	1,847
Amounts collected	(1,948)
Loans to directors and officers as a group, ending	$ 5,442